Fundstrat Granny Shots US Large Cap ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.2%	Shares	Value
Banking - 5.3%
JPMorgan Chase & Co.	323,362	$113,755,518
PNC Financial Services Group, Inc.	449,561	112,331,807
		226,087,325

Consumer Discretionary Products - 1.7%
Tesla, Inc.(a)	236,255	73,524,918

Consumer Staple Products - 4.8%
Monster Beverage Corp.(a)	1,116,374	107,596,126
Philip Morris International, Inc.	520,052	99,236,323
		206,832,449

Financial Services - 10.1%
American Express Co.	314,815	105,856,544
Bank of New York Mellon Corp.	707,582	110,616,294
Goldman Sachs Group, Inc.	101,711	103,580,448
Robinhood Markets, Inc. - Class A(a)	1,287,310	111,429,554
		431,482,840

Health Care - 5.1%
Eli Lilly & Co.	97,071	111,519,048
UnitedHealth Group, Inc.	253,105	104,886,712
		216,405,760

Industrial Products - 14.2%
Caterpillar, Inc.	111,847	91,134,054
Deere & Co.	172,575	102,280,025
Eaton Corp. PLC	256,716	106,588,483
GE Aerospace	327,158	117,799,781
GE Vernova, Inc.	94,209	93,294,231
Northrop Grumman Corp.	177,153	96,101,960
		607,198,534

Industrial Services - 4.6%
Quanta Services, Inc.	136,314	90,970,511
Union Pacific Corp.	360,706	105,373,044
		196,343,555

Materials - 7.4%
Air Products and Chemicals, Inc.	341,615	100,738,847
CF Industries Holdings, Inc.	804,414	100,704,589

Packaging Corp. of America	462,320	$113,656,749
		315,100,185

Media - 6.1%
Alphabet, Inc. - Class A	253,617	90,320,622
Meta Platforms, Inc. - Class A	161,577	89,951,532
Netflix, Inc.(a)	1,109,503	79,562,460
		259,834,614

Oil & Gas - 4.6%
ONEOK, Inc.	1,049,068	95,265,865
Texas Pacific Land Corp.	249,031	100,254,900
		195,520,765

Retail & Wholesale - Discretionary - 4.6%
Amazon.com, Inc.(a)	371,228	100,818,100
TJX Cos, Inc.	610,457	96,049,305
		196,867,405

Retail & Wholesale - Staples - 2.0%
Costco Wholesale Corp.	89,970	85,641,543

Software & Tech Services - 12.2%
Cadence Design Systems, Inc.(a)	280,339	95,320,867
Microsoft Corp.	233,934	108,713,808
Oracle Corp.	529,833	68,809,411
Palantir Technologies, Inc. - Class A(a)	718,033	88,361,141
ServiceNow, Inc.(a)	956,012	106,337,215
Strategy, Inc. - Class A(a)	582,760	54,359,853
		521,902,295

Tech Hardware & Semiconductors - 14.2%
Advanced Micro Devices, Inc.(a)	219,759	104,638,248
Apple, Inc.	325,592	100,578,625
Arista Networks, Inc.(a)	690,491	124,530,052
Broadcom, Inc.	233,011	90,706,522
KLA Corp.	537,146	98,201,032
NVIDIA Corp.	434,286	87,182,914
		605,837,393

Utilities - 2.3%
Vistra Corp.	680,534	100,848,333

TOTAL COMMON STOCKS (Cost $3,759,490,549)		4,239,427,914

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	32,107,611	$32,107,611

TOTAL SHORT-TERM INVESTMENTS (Cost $32,107,611)		32,107,611

TOTAL INVESTMENTS - 100.0% (Cost $3,791,598,160)		$4,271,535,525
Other Assets in Excess of Liabilities - 0.0%(c)		182,727
TOTAL NET ASSETS - 100.0%		$4,271,718,252

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.